Risk management and financial instruments (Restated) - Narrative (Details) kr / shares in Units, $ / shares in Units, kr in Millions										12 Months Ended
	Sep. 05, 2016 $ / shares shares	Sep. 05, 2016 kr / shares shares	Apr. 27, 2016 USD ($)	Nov. 06, 2015 USD ($) kr / shares shares	Jul. 08, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Feb. 06, 2015 NOK (kr) kr / shares shares	Dec. 31, 2014 kr / shares	Sep. 18, 2013 USD ($) contract	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) kr / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares		Sep. 13, 2017 USD ($)	Apr. 30, 2013 USD ($)
Derivative [Line Items]
Total debt principal										$ 7,705,000,000	$ 7,705,000,000	$ 0
Derivatives previously recorded at fair value										249,000,000	249,000,000
Embedded derivative, loss on embedded derivative										4,000,000
Fair value gain on loans receivable										1,000,000
Convertible debt, fair value disclosures										52,000,000	52,000,000
Debt outstanding										8,701,000,000	8,701,000,000	9,608,000,000
Interest paid, net of capitalized interest										264,000,000		400,000,000	$ 458,000,000	[1]
Net gain on debt extinguishment										19,000,000		47,000,000	8,000,000
Option agreement, strike price (in NOK per share) | $ / shares	$ 20.30
Fair value of the consideration received						$ 4,000,000
Derivative, collateral, right to reclaim cash					$ 93,000,000
Cash and restricted cash										104,000,000	104,000,000	75,000,000
Marketable securities pledged as collateral										$ 0	$ 0	$ 0
Weighted average cost of capital (as percent)												10.00%
Sevan Drilling
Derivative [Line Items]
Restructuring and related activities, ratio of distributed shares from previous to current entity										2000.00%
Ship Finance Variable Interest Entities
Derivative [Line Items]
Weighted average cost of capital (as percent)										11.00%
Strike Price 1 | Sevan Drilling
Derivative [Line Items]
Option agreement (in shares) | shares				10,803,274.000000
Option agreement, strike price (in NOK per share) | kr / shares				kr 8.9482
Strike Price 2 | Sevan Drilling
Derivative [Line Items]
Option agreement (in shares) | shares				4,091,425
Option agreement, strike price (in NOK per share) | kr / shares											$ 8.5539
Interest Rate Contract [Member]
Derivative [Line Items]
Outstanding principal amount												$ (230,000,000)
Effect of 1% interest rate increase on net income										$ 2,100,000		3,000,000
Effect of 1% interest rate decrease on net income										3,000,000		5,000,000
Interest Rate Contract [Member] | Affiliated Entity
Derivative [Line Items]
Outstanding principal amount										(9,900,000,000)	$ (9,900,000,000)
Interest Rate Swap
Derivative [Line Items]
Derivatives previously recorded at fair value										39,000,000	39,000,000				$ 18,000,000
Outstanding principal amount										(5,675,000,000)	(5,675,000,000)	(6,372,000,000)
Gross liability												(64,000,000)
Net liability												(41,000,000)
Derivative asset												4,000,000
Interest rate contracts not designated as instrument hedging										(30,000,000)		(48,000,000)	(104,000,000)
Interest Rate Swap | Variable Interest Entity, Primary Beneficiary
Derivative [Line Items]
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs										1,200,000		1,100,000
Interest paid, net of capitalized interest										1,000,000		2,000,000
Net gain (loss) on fair value hedge ineffectiveness										0		0	0
Interest Rate Swap | Variable Interest Entity, Primary Beneficiary | Other Noncurrent Liabilities | Ship Finance Variable Interest Entities
Derivative [Line Items]
Gross liability										0	0	(1,000,000)
Interest Rate Swap 2
Derivative [Line Items]
Outstanding principal amount										$ (150,000,000)	$ (150,000,000)	(162,000,000)
Derivative, fixed interest rate (as percent)										2.12%	2.12%
Floating Interest Rate and Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Outstanding principal amount										$ (7,400,000,000)	$ (7,400,000,000)
Cross currency interest rate swaps
Derivative [Line Items]
Derivatives previously recorded at fair value										210,000,000	210,000,000				$ 71,000,000
Outstanding principal amount												(807,000,000)
Gross liability												(194,000,000)
Interest rate contracts not designated as instrument hedging										46,000,000		(20,000,000)	(7,000,000)
Effect of 1% exchange rate on gain (loss) on derivatives										(5,500,000)
Cross currency interest rate swaps | Original, Prior to being Retranslated
Derivative [Line Items]
Outstanding principal amount										(807,000,000)	(807,000,000)
Fixed Interest Rate Swap
Derivative [Line Items]
Outstanding principal amount										(2,270,000,000)	(2,270,000,000)
Foreign currency forwards
Derivative [Line Items]
Gross liability										0	$ 0	0
Interest rate contracts not designated as instrument hedging										0		0	(9,000,000)
Effect of 1% exchange rate on gain (loss) on derivatives										$ 5,400,000
TRS agreements
Derivative [Line Items]
Option agreement (in shares) | shares	4,000,000	4,000,000								0	0
Option agreement, strike price (in NOK per share) | kr / shares		kr 20.30
Derivative instruments not designated as hedging instruments, gain (loss), net										$ 0		(6,000,000)	$ (27,000,000)
Sevan Share Repurchase Agreement | Sevan Drilling ASA
Derivative [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares) | shares						297,893,964.000000
Sevan Share Repurchase Agreement | Sevan Drilling
Derivative [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares) | shares						14,894,699.000000
Sevan Share Repurchase Agreement | Sevan Drilling ASA
Derivative [Line Items]
Option indexed to issuer's equity, settlement alternatives, cash, at fair value | kr							kr 135
Sevan Share Repurchase Agreement | Strike Price 1 | Sevan Drilling ASA
Derivative [Line Items]
Option agreement (in shares) | shares							216,065,464						216,065,464
Option agreement, strike price (in NOK per share) | kr / shares							kr 0.6247	kr 4.1701
Sevan Share Repurchase Agreement | Strike Price 2 | Sevan Drilling ASA
Derivative [Line Items]
Option agreement (in shares) | shares							81,828,500
Option agreement, strike price (in NOK per share) | kr / shares							kr 0.6243	kr 4.1966
Sevan Share Repurchase Agreement | Other Current Liabilities
Derivative [Line Items]
Associated liabilities				kr 16,000,000
SapuraKencana Share Agreements
Derivative [Line Items]
Derivative, fixed interest rate (as percent)					2.60%
Number of instruments held | contract									2
Proceeds from derivative instrument, financing activities									$ 250,000,000
Derivative, term of contract (in years)									3 years
Description of variable rate basis									LIBOR
Derivative, basis spread on variable rate (as percent)									1.90%
Proceeds from derivative instrument, financing activities, reduction in proceeds received					$ 90,000,000
Cash and restricted cash					160,000,000
SapuraKencana Share Agreements | Other Noncurrent Liabilities
Derivative [Line Items]
Proceeds from derivative instrument, financing activities					$ 160,000,000
Minimum | Interest Rate Swap
Derivative [Line Items]
Derivative maturity date										Nov. 02, 2017
Derivative, fixed interest rate (as percent)										0.74%	0.74%
Minimum | Cross currency interest rate swaps
Derivative [Line Items]
Derivative maturity date										Mar. 01, 2018
Derivative, fixed interest rate (as percent)										4.94%	4.94%
Maximum | Interest Rate Swap
Derivative [Line Items]
Derivative maturity date										Jan. 29, 2027
Derivative, fixed interest rate (as percent)										3.34%	3.34%
Maximum | Cross currency interest rate swaps
Derivative [Line Items]
Derivative maturity date										Mar. 01, 2019
Derivative, fixed interest rate (as percent)										6.1825%	6.1825%
Archer Limited (Archer)
Derivative [Line Items]
Subordinated loan												37,000,000
Loans payable												45,000,000
Loans payable fair value												56,000,000
Net gain on debt extinguishment										$ 19,000,000
Secured Debt
Derivative [Line Items]
Debt outstanding										5,581,000,000	$ 5,581,000,000	6,450,000,000
Secured Debt | $360 facility (Asia Offshore Drilling)
Derivative [Line Items]
Debt outstanding										210,000,000	210,000,000	237,000,000
Debt, face amount										360,000,000	360,000,000					$ 360,000,000
Unsecured bonds
Derivative [Line Items]
Total debt principal										5,371,000,000	5,371,000,000
Fair value
Derivative [Line Items]
Long-term floating rate debt (including the current portion)												6,542,000,000
Fixed interest bonds, fair value disclosures, noncurrent												766,000,000
Floating interest bonds - long term												223,000,000
Related party fixed rate debt - long term										218,000,000	218,000,000	242,000,000
Carrying value
Derivative [Line Items]
Long-term floating rate debt (including the current portion)										6,367,000,000	6,367,000,000	7,333,000,000
Fixed interest bonds, fair value disclosures, noncurrent										1,735,000,000	1,735,000,000	1,735,000,000
Floating interest bonds - long term										599,000,000	599,000,000	540,000,000
Related party fixed rate debt - long term										$ 314,000,000	$ 314,000,000	$ 415,000,000
SapuraKencana
Derivative [Line Items]
Debt collateral amount													$ 195,000,000
Proceeds from available-for-sale securities			$ 195,000,000

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